Filed with the Securities and Exchange Commission on May 16, 2012

1933 Act Registration File No. 333-13593

1940 Act File No. 811-07853

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 23	☒

(Check appropriate box or boxes.)

Kalmar Pooled Investment Trust

(Exact Name of Registrant as Specified in Charter)

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 282-2319 with a copy of communications to:

Joseph V. Del Raso, Esquire
Pepper Hamilton LLP	Ford B. Draper, Jr., President
3000 Two Logan Square	Barley Mill House
18th & Arch Streets	3701 Kennett Pike
Philadelphia, PA 19103	Wilmington, DE 19807
(Name and Address of Agent for Service)

        It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

        If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 21 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 20 to the Trust’s Registration Statement.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 16th day of May 2012.

Kalmar Pooled Investment Trust Registrant

By:	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr.
President

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Ford B. Draper, Jr.	Trustee, Chairman and President	May 16, 2012
Ford B. Draper, Jr.

/s/ Wendell Fenton	Trustee	May 16, 2012
Wendell Fenton*

/s/ Nicholas A. Giordano	Trustee	May 16, 2012
Nicholas A. Giordano*

/s/ David M. Reese, Jr.	Trustee	May 16, 2012
David M. Reese, Jr.*

/s/ David D. Wakefield	Trustee	May 16, 2012
David D. Wakefield*

/s/ Verna Knowles	Treasurer and Chief Financial Officer	May 16, 2012
Verna Knowles

*By:	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr. Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

101. INS	XBRL Instance Document

101. SCH	XBRL Taxonomy Extension Schema Document

101. CAL	XBRL Taxonomy Extension Calculation Linkbase

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase